Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Components of Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2012	2011	2010
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317
Preferred dividends	(238)	(129)	(89)
Equity portion of gain on ITS exchange transaction, net of tax (a)	–	–	118
Earnings allocated to participating stock awards	(26)	(22)	(14)
Net income applicable to U.S. Bancorp common shareholders	$5,383	$4,721	$3,332
Average common shares outstanding	1,887	1,914	1,912
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	9
Average diluted common shares outstanding	1,896	1,923	1,921
Earnings per common share	$2.85	$2.47	$1.74
Diluted earnings per common share	$2.84	$2.46	$1.73

(a)	During 2010, the Company exchanged depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock for approximately 46 percent of the outstanding ITS issued by USB Capital IX to third party investors, retired a pro-rata portion of the related junior subordinated debentures and cancelled a pro-rata portion of the related stock purchase contracts.